Subsequent Event	9 Months Ended
Mar. 31, 2023
Subsequent Event
Subsequent Event
13.	Subsequent Events

Subsequent to March 31, 2023, the Company has granted a total of 3,750,000 incentive stock options (the “Options”) and 1,991,004 deferred share units (the “DSUs”) to the directors and management of the Company in accordance with the amended and restated rolling stock option and the long-term incentive plans adopted by shareholders of the Company at the recent annual general and special meeting held on April 4, 2023. The Options are exercisable at the price of $5.08 per share for a term of sixty months. The Options will vest and become exercisable immediately upon the date of grant. The DSUs will vest after twelve months. Settlement of the DSUs will occur when a holder ceases to be involved with the Company, or in connection with a change of control, and will be payable in common shares of the Company on the settlement date.

On April 24, 2023, the Company issued 400,000 common shares for the acquisition of property (See Note 4).